Income Taxes - Unrecognized Tax Benefit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits - January 1	$ 196	$ 183	$ 209
Increases related to tax positions from prior years	9	3	3
Decreases related to tax positions from prior years	(50)	(1)	(34)
Increases related to tax provisions taken during the current year	9	23	23
Settlements with tax authorities	(45)	(4)	(6)
Lapses of statutes of limitation	(9)	(8)	(12)
Total Gross unrecognized tax benefits - December 31	110	196	183
Total amount of gross unrecognized tax benefits that would affect NCR's effective tax rate if realized	84
Recognized interest and penalties expense (benefit) associated with uncertain tax positions	(9)	(2)	$ 0
Interest and penalties accrued associated with uncertain tax positions	33	$ 45
Undistributed earnings of foreign subsidiaries	2,700
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	176
Minimum [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Significant change in unrecognized tax benefits is reasonably possible, estimated range of change, upper bound	5
Maximum [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Significant change in unrecognized tax benefits is reasonably possible, estimated range of change, upper bound	$ 10